UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2016

Date of reporting period:	September 30, 2016

Item 1. Schedule of Investments:

Putnam VT Growth Opportunities Fund

The fund's portfolio
9/30/16 (Unaudited)

COMMON STOCKS (97.5%)(a)
			Shares	Value

Aerospace and defense (3.5%)

General Dynamics Corp.			2,471	$383,400

Northrop Grumman Corp.			2,967	634,790

				1,018,190
Auto components (2.8%)

Johnson Controls International PLC			17,940	834,748

				834,748
Banks (1.6%)

Bank of America Corp.			20,817	325,786

First Republic Bank			1,894	146,046

				471,832
Beverages (3.7%)

Anheuser-Busch InBev SA/NV ADR (Belgium)			2,589	340,220

Constellation Brands, Inc. Class A			1,147	190,964

Monster Beverage Corp.(NON)			1,283	188,357

PepsiCo, Inc.			3,571	388,418

				1,107,959
Biotechnology (5.8%)

Amgen, Inc.			1,271	212,016

Biogen, Inc.(NON)			1,448	453,267

BioMarin Pharmaceutical, Inc.(NON)			952	88,079

Celgene Corp.(NON)			6,903	721,571

Gilead Sciences, Inc.			1,919	151,831

Vertex Pharmaceuticals, Inc.(NON)			1,054	91,919

				1,718,683
Capital markets (1.8%)

Charles Schwab Corp. (The)			7,403	233,713

KKR & Co. LP			9,043	128,953

Morgan Stanley			4,981	159,691

				522,357
Chemicals (2.7%)

Albemarle Corp.			2,845	243,219

Ingevity Corp.(NON)			1,481	68,274

Sherwin-Williams Co. (The)			845	233,778

Symrise AG (Germany)			3,600	263,794

				809,065
Consumer finance (0.7%)

Synchrony Financial			7,672	214,816

				214,816
Containers and packaging (0.5%)

Ball Corp.			1,909	156,443

				156,443
Distributors (0.6%)

LKQ Corp.(NON)			4,579	162,371

				162,371
Diversified telecommunication services (0.7%)

Level 3 Communications, Inc.(NON)			3,402	157,785

Zayo Group Holdings, Inc.(NON)			1,974	58,648

				216,433
Equity real estate investment trusts (REITs) (1.4%)

American Tower Corp.(R)			2,086	236,406

Gaming and Leisure Properties, Inc.(R)			5,702	190,732

				427,138
Food and staples retail (2.3%)

Costco Wholesale Corp.			1,041	158,763

Walgreens Boots Alliance, Inc.			6,586	530,963

				689,726
Food products (0.4%)

Mead Johnson Nutrition Co.			1,394	110,140

				110,140
Health-care equipment and supplies (5.3%)

Becton Dickinson and Co.			1,812	325,671

C.R. Bard, Inc.			1,736	389,350

Cooper Cos., Inc. (The)			996	178,543

Danaher Corp.			4,511	353,617

Edwards Lifesciences Corp.(NON)			766	92,349

Intuitive Surgical, Inc.(NON)			330	239,194

				1,578,724
Hotels, restaurants, and leisure (2.8%)

Chipotle Mexican Grill, Inc.(NON)(S)			420	177,870

Hilton Worldwide Holdings, Inc.			9,282	212,836

Lindblad Expeditions Holdings, Inc.(NON)			9,929	89,361

Restaurant Brands International, Inc. (Canada)			1,519	67,717

Yum! Brands, Inc.			3,181	288,867

				836,651
Household products (0.6%)

Colgate-Palmolive Co.			2,352	174,377

				174,377
Industrial conglomerates (0.9%)

Honeywell International, Inc.			2,410	280,982

				280,982
Insurance (0.3%)

Prudential PLC (United Kingdom)			5,727	101,436

				101,436
Internet and direct marketing retail (7.0%)

Amazon.com, Inc.(NON)			2,067	1,730,720

Delivery Hero Holding GmbH (acquired 6/12/15, cost $46,212) (Private) (Germany)(F)(RES)(NON)			6	41,515

FabFurnish GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			2	2

Global Fashion Holding SA (acquired 8/2/13, cost $21,942) (Private) (Brazil)(F)(RES)(NON)			518	3,748

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

Priceline Group, Inc. (The)(NON)			206	303,127

				2,079,114
Internet software and services (12.7%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			2,637	278,968

Alphabet, Inc. Class A(NON)			983	790,391

Alphabet, Inc. Class C(NON)			1,591	1,236,668

Facebook, Inc. Class A(NON)			10,084	1,293,475

Shopify, Inc. Class A (Canada)(NON)			3,793	162,796

				3,762,298
IT Services (5.4%)

Fidelity National Information Services, Inc.			3,969	305,732

Visa, Inc. Class A			15,609	1,290,864

				1,596,596
Life sciences tools and services (1.8%)

Agilent Technologies, Inc.			11,115	523,405

				523,405
Machinery (0.4%)

Fortive Corp.			2,429	123,636

				123,636
Media (2.6%)

DISH Network Corp. Class A(NON)			1,391	76,199

Live Nation Entertainment, Inc.(NON)			10,876	298,872

Time Warner, Inc.			2,352	187,243

Walt Disney Co. (The)			2,299	213,485

				775,799
Multiline retail (0.3%)

Dollar General Corp.			1,270	88,887

				88,887
Oil, gas, and consumable fuels (3.2%)

Anadarko Petroleum Corp.			3,908	247,611

EOG Resources, Inc.			2,662	257,442

Gulfport Energy Corp.(NON)			2,707	76,473

Pioneer Natural Resources Co.			1,249	231,877

Range Resources Corp.			3,132	121,365

				934,768
Personal products (0.7%)

Edgewell Personal Care Co.(NON)			2,370	188,462

				188,462
Pharmaceuticals (3.2%)

Allergan PLC(NON)			2,182	502,536

Bristol-Myers Squibb Co.			3,469	187,048

Eli Lilly & Co.			2,276	182,672

Jazz Pharmaceuticals PLC(NON)			660	80,177

				952,433
Professional services (0.4%)

Equifax, Inc.			888	119,507

				119,507
Road and rail (2.4%)

Union Pacific Corp.			7,146	696,949

				696,949
Semiconductors and semiconductor equipment (4.4%)

Applied Materials, Inc.			5,246	158,167

Broadcom, Ltd.			1,874	323,302

Micron Technology, Inc.(NON)			13,655	242,786

NVIDIA Corp.			1,293	88,596

NXP Semiconductor NV(NON)			2,007	204,734

Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)			9,332	285,466

				1,303,051
Software (7.0%)

Adobe Systems, Inc.(NON)			3,248	352,538

Electronic Arts, Inc.(NON)			4,652	397,281

Microsoft Corp.			13,423	773,165

salesforce.com, Inc.(NON)			5,992	427,409

ServiceNow, Inc.(NON)			1,636	129,489

				2,079,882
Specialty retail (2.8%)

Home Depot, Inc. (The)			4,242	545,861

TJX Cos., Inc. (The)			3,783	282,893

				828,754
Technology hardware, storage, and peripherals (3.5%)

Apple, Inc.			9,177	1,037,460

				1,037,460
Textiles, apparel, and luxury goods (0.8%)

NIKE, Inc. Class B			4,563	240,242

				240,242
Wireless telecommunication services (0.5%)

T-Mobile US, Inc.(NON)			2,814	131,471

				131,471

Total common stocks (cost $20,462,559)				$28,894,785

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Citigroup, Inc.	1/4/19	$106.10	10,890	$599

Neuralstem, Inc. Ser. J (acquired 1/3/14, cost $—)(F)(RES)	1/3/19	3.64	5,587	—

Total warrants (cost $10,999)				$599

SHORT-TERM INVESTMENTS (4.2%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.67%(d)		Shares	355,050	$355,050

Putnam Short Term Investment Fund 0.51%(AFF)		Shares	863,516	863,516

U.S. Treasury Bills 0.270%, 11/17/16(SEG)			$11,000	10,998

U.S. Treasury Bills 0.281%, 11/10/16(SEG)			4,000	3,999

Total short-term investments (cost $1,233,561)				$1,233,563

TOTAL INVESTMENTS

Total investments (cost $21,707,119)(b)				$30,128,947

FORWARD CURRENCY CONTRACTS at 9/30/16 (aggregate face value $558,158) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Sell	12/21/16	$99,965	$102,338	$2,373
JPMorgan Chase Bank N.A.
	Euro	Sell	12/21/16	220,183	218,554	(1,629)
State Street Bank and Trust Co.
	Euro	Sell	12/21/16	79,257	78,660	(597)
UBS AG
	Euro	Sell	12/21/16	159,077	158,606	(471)

Total						$(324)

FUTURES CONTRACTS OUTSTANDING at 9/30/16 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

NASDAQ 100 Index E-Mini (Long)	3	$292,215	Dec-16	$9,148

Total				$9,148

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/16 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

JPMorgan Chase Bank N.A.
baskets	620	$—	4/17/17	(3 month USD-LIBOR-BBA plus 0.38%)	A basket (JPCMPNET) of common stocks	$7,597

Total		$—	$7,597

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2016 through September 30, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $29,647,087.
(b)	The aggregate identified cost on a tax basis is $21,807,446, resulting in gross unrealized appreciation and depreciation of $8,747,260 and $425,759, respectively, or net unrealized appreciation of $8,321,501.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $45,267, or 0.2% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the reporting period with Putnam Cash Collateral Pool, LLC, and Putnam Short Term Investment Fund, which are under common ownership or control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*	$171,400	$3,827,843	$3,644,193	$1,963	$355,050
	Putnam Short Term Investment Fund**	735,002	5,843,299	5,714,785	1,999	863,516
	Totals	$906,402	$9,671,142	$9,358,978	$3,962	$1,218,566
* No management fees are charged to Putnam Cash Collateral Pool, LLC.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $349,209, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $355,050.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $1,195 to cover certain derivative contracts and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund used futures contracts to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,068 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$5,801,299	$—	$45,267
Consumer staples	2,270,664	—	—
Energy	934,768	—	—
Financials	1,310,441	—	—
Health care	4,773,245	—	—
Industrials	2,239,264	—	—
Information technology	9,779,287	—	—
Materials	965,508	—	—
Real estate	427,138	—	—
Telecommunication services	347,904	—	—
Total common stocks	28,849,518	—	45,267
Warrants	599	—	—
Short-term investments	863,516	370,047	—

Totals by level	$29,713,633	$370,047	$45,267

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(324)	$—
Futures contracts	9,148	—	—
Total return swap contracts	—	7,597	—

Totals by level	$9,148	$7,273	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$2,373	$2,697
Equity contracts	17,344	—

Total	$19,717	$2,697

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)		1
Forward currency contracts (contract amount)		$640,000
OTC total return swap contracts (notional)		$170,000
Warrants (number of warrants)		18,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	State Street Bank and Trust Co.	UBS AG	Total

	Assets:
	OTC Total return swap contracts*#	$-	$7,597	$—	$—	$—	$7,597
	Futures contracts§	—	—	1,560	—	—	1,560
	Forward currency contracts#	2,373	—	—	—	—	2,373

	Total Assets	$2,373	$7,597	$1,560	$—	$—	$11,530

	Liabilities:
	OTC Total return swap contracts*#	—	—	—	—	—	—
	Futures contracts§	—	—	—	—	—	—
	Forward currency contracts#	—	1,629	—	597	471	2,697

	Total Liabilities	$—	$1,629	$—	$597	$471	$2,697

	Total Financial and Derivative Net Assets	$2,373	$5,968	$1,560	$(597)	$(471)	$8,833
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—
	Net amount	$2,373	$5,968	$1,560	$(597)	$(471)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2016

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2016